STATEMENT OF INVESTMENTS
BNY Mellon New York AMT-Free Municipal Bond Fund

August 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5%
New York - 98.3%
Build New York City Resource Corp., Revenue Bonds, Refunding (New York Methodist Hospital Project)	5.00	7/1/2029	650,000		747,526
Build New York City Resource Corp., Revenue Bonds, Refunding (YMCA of Greater New York Project)	5.00	8/1/2040	1,000,000		1,156,820
Dutchess County Local Development Corp., Revenue Bonds (Health Quest Systems) Ser. B	4.00	7/1/2041	2,585,000		2,862,784
Dutchess County Local Development Corp., Revenue Bonds (Health Quest Systems) Ser. B	5.00	7/1/2032	1,000,000		1,213,890
Dutchess County Local Development Corp., Revenue Bonds (Health Quest Systems) Ser. B	5.00	7/1/2035	2,000,000		2,400,000
Glen Cove Local Economic Assistance Corp., Revenue Bonds (Garvies Point Public Improvement Project) Ser. B	0.00	1/1/2045	6,000,000	[a]	2,132,880
Hempstead Town Local Development Corp., Revenue Bonds, Refunding (Molloy College Project)	5.00	7/1/2034	810,000		971,271
Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding, Ser. A	5.00	2/15/2039	2,000,000		2,459,640
Hudson Yards Infrastructure Corp., Revenue Bonds, Ser. A	5.75	2/15/2047	940,000		999,558
Long Island Power Authority, Revenue Bonds	5.00	9/1/2047	1,000,000		1,218,000
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2034	1,500,000		1,752,225
Long Island Power Authority, Revenue Bonds, Refunding, Ser. B	5.00	9/1/2036	1,000,000		1,215,310
Long Island Power Authority, Revenue Bonds, Ser. B	5.00	9/1/2037	1,700,000		2,026,502
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2027	2,000,000		2,245,800
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2037	1,750,000		2,123,765

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
New York - 98.3% (continued)
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C	5.00	11/15/2041	965,000	1,071,681
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C	5.00	11/15/2028	1,785,000	1,992,721
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.00	11/15/2034	2,260,000	2,696,835
Metropolitan Transportation Authority, Revenue Bonds, Ser. C	5.00	11/15/2030	5,000,000	5,886,850
Metropolitan Transportation Authority, Revenue Bonds, Ser. D1	5.25	11/15/2044	2,000,000	2,341,820
Metropolitan Transportation Authority, Revenue Bonds, Ser. E	5.00	11/15/2043	6,210,000	7,013,822
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	5,000,000	5,355,450
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital Projects)	5.00	12/1/2034	1,100,000	1,322,090
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital Projects)	5.00	12/1/2035	1,150,000	1,380,529
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	5.00	7/1/2036	1,000,000	1,242,260
New York City, GO, Refunding, Ser. A	5.00	8/1/2027	3,000,000	3,659,280
New York City, GO, Refunding, Ser. C	5.00	8/1/2033	12,240,000	14,503,054
New York City, GO, Refunding, Ser. F	5.00	8/1/2029	3,500,000	3,827,110
New York City, GO, Refunding, Ser. I	5.00	8/1/2028	2,000,000	2,222,200
New York City, GO, Refunding, Ser. J	5.00	8/1/2031	4,000,000	4,727,760
New York City, GO, Ser. A1	5.00	8/1/2037	3,500,000	4,247,390
New York City, GO, Ser. AA1	4.00	8/1/2037	1,500,000	1,771,455
New York City Educational Construction Fund, Revenue Bonds, Ser. A	6.50	4/1/2025	3,960,000	4,285,354
New York City Housing Development Corp., Revenue Bonds, Ser. B2	5.00	7/1/2026	2,000,000	2,275,740
New York City Housing Development Corp., Revenue Bonds, Ser. C1A	4.00	11/1/2053	2,500,000	2,685,900

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5% (continued)
New York - 98.3% (continued)
New York City Industrial Development Agency, Revenue Bonds (Yankee Stadium Project) (Insured; Assured Guaranty Corp.)	7.00	3/1/2049	5,000,000		5,024,450
New York City Transitional Finance Authority, Revenue Bonds (Future Tax Secured) Ser. D1	5.00	11/1/2038	3,000,000		3,235,260
New York City Transitional Finance Authority, Revenue Bonds (Future Tax Secured) Ser. E1	5.00	2/1/2040	4,000,000		4,789,560
New York City Transitional Finance Authority, Revenue Bonds, Refunding, Ser. S2A	5.00	7/15/2034	4,000,000		5,094,600
New York City Transitional Finance Authority, Revenue Bonds, Ser. D1	5.00	2/1/2036	2,000,000		2,307,940
New York City Transitional Finance Authority, Revenue Bonds, Ser. S	5.00	7/15/2040	3,000,000		3,560,010
New York City Transitional Finance Authority, Revenue Bonds, Ser. S1	5.00	7/15/2043	5,000,000		5,828,850
New York City Transitional Finance Authority, Revenue Bonds, Ser. S3	5.00	7/15/2043	2,000,000		2,489,060
New York City Trust for Cultural Resources, Revenue Bonds, Refunding (American Museum of Natural History) Ser. A	5.00	7/1/2032	4,210,000		4,931,720
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. CC	5.00	6/15/2045	3,395,000		3,676,242
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. CC	5.00	6/15/2047	1,685,000		1,904,387
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. CC	5.00	12/15/2021	605,000	[b]	659,995
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. CC1	5.00	6/15/2038	3,595,000		4,429,184
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. DD	5.00	6/15/2034	2,000,000		2,287,020
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. FF	5.00	6/15/2031	2,000,000		2,059,940
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. GG	5.00	6/15/2031	5,000,000		6,065,550
New York Convention Center Development Corp., Revenue Bonds, Refunding	5.00	11/15/2040	1,250,000		1,493,600

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5% (continued)
New York - 98.3% (continued)
New York Convention Center Development Corp., Revenue Bonds, Ser. B	0.00	11/15/2046	4,000,000	[a]	1,848,080
New York Counties Tobacco Trust V, Revenue Bonds, Ser. S2	0.00	6/1/2050	10,000,000	[a]	1,543,300
New York Counties Tobacco Trust V, Revenue Bonds, Ser. S3	0.00	6/1/2055	20,000,000	[a]	1,579,600
New York Liberty Development Corp., Revenue Bonds, Refunding (4 World Trade Center Project)	5.00	11/15/2044	3,000,000		3,228,030
New York Liberty Development Corp., Revenue Bonds, Refunding (7 World Trade Center Project)	5.00	9/15/2040	2,000,000		2,190,860
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower at One Bryant Park)	2.80	9/15/2069	1,000,000		1,040,620
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	5,000,000	[c]	5,553,950
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	2,000,000		2,784,180
New York State Dormitory Authority, Revenue Bonds (Sales Tax) Ser. A	5.00	3/15/2044	5,000,000		6,078,850
New York State Dormitory Authority, Revenue Bonds, Refunding	5.00	5/15/2030	2,000,000		2,204,120
New York State Dormitory Authority, Revenue Bonds, Refunding (Icahn School of Medicine at Mount Sinai) Ser. A	5.00	7/1/2040	1,000,000		1,161,430
New York State Dormitory Authority, Revenue Bonds, Refunding (Memorial Sloan-Kettering Cancer Center) Ser. 1	5.00	7/1/2042	500,000		608,010
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2035	2,800,000		3,472,336
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2034	1,010,000		1,256,278
New York State Dormitory Authority, Revenue Bonds, Refunding (New York University Hospitals Center)	5.00	7/1/2032	500,000		606,945

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5% (continued)
New York - 98.3% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding (New York University Hospitals Center)	5.00	7/1/2034	2,500,000		2,910,275
New York State Dormitory Authority, Revenue Bonds, Refunding (New York University) Ser. A	5.00	7/1/2045	3,540,000		4,178,368
New York State Dormitory Authority, Revenue Bonds, Refunding (Orange Regional Medical Center Obligated Group)	5.00	12/1/2036	3,400,000	[c]	4,036,956
New York State Dormitory Authority, Revenue Bonds, Refunding (Orange Regional Medical Center)	5.00	12/1/2045	1,400,000	[c]	1,586,074
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2043	2,500,000		2,821,300
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2041	1,000,000		1,193,300
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2043	1,300,000		1,498,354
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	5.00	3/15/2031	5,000,000		5,821,450
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2044	3,000,000		3,438,390
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2043	2,500,000		2,811,700
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	2/15/2034	3,700,000		4,543,711
New York State Dormitory Authority, Revenue Bonds, Ser. F	5.00	2/15/2039	2,000,000		2,349,800
New York State Environmental Facilities Corp., Revenue Bonds, Refunding, Ser. B	5.00	5/15/2030	2,000,000		2,277,060
New York State Mortgage Agency, Revenue Bonds, Ser. 39th	5.00	4/1/2028	90,000		91,618
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. I	5.00	1/1/2042	1,500,000		1,624,455
New York State Thruway Authority, Revenue Bonds, Ser. A	5.00	1/1/2041	1,000,000		1,191,230
Niagara Area Development Corp., Revenue Bonds, Refunding (Covanta Holding Project) Ser. B	3.50	11/1/2024	3,250,000	[c]	3,417,538

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5% (continued)
New York - 98.3% (continued)
Niagara Tobacco Asset Securitization Corp., Revenue Bonds, Refunding	5.25	5/15/2040	1,750,000		1,881,495
Niagara Tobacco Asset Securitization Corp., Revenue Bonds, Refunding	5.25	5/15/2034	2,000,000		2,164,700
Oyster Bay, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	2/1/2033	3,000,000		3,365,040
Port Authority of New York & New Jersey, Revenue Bonds (JFK International Air Terminal LLC Project)	6.00	12/1/2036	2,000,000		2,118,700
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 195th	5.00	4/1/2036	4,000,000		4,822,120
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 197th	5.00	11/15/2033	4,000,000		4,864,400
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 184th	5.00	9/1/2039	2,000,000		2,338,740
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 184th	5.00	9/1/2032	3,000,000		3,552,870
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 184th	5.00	9/1/2036	2,500,000		2,930,000
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 214th	5.00	9/1/2036	2,000,000		2,562,100
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 93rd	6.13	6/1/2094	1,955,000		2,376,654
Sales Tax Asset Receivable Corp., Revenue Bonds, Refunding, Ser. A	5.00	10/15/2031	1,000,000		1,185,510
Suffolk Tobacco Asset Securitization Corp., Revenue Bonds, Ser. B	6.00	6/1/2048	4,690,000		4,697,457
Tender Option Bond Trust Receipts (Series 2016-XM0367), (New York State Dormitory Authority, Revenue Bonds (The Rockefeller University)) Non-recourse, Underlying Coupon Rate (%) 5.00	11.27	7/1/2041	1,000,000	[c,d]	1,119,420
Tender Option Bond Trust Receipts (Series 2016-XM0382), (New York City Transitional Finance Authority, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	11.27	5/1/2042	2,500,000	[c,d]	3,728,425
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges and Tunnels) Ser. C2	5.00	11/15/2042	2,000,000		2,478,420

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
New York - 98.3% (continued)
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2038	1,000,000	1,115,720
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2046	3,500,000	4,196,395
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A	5.25	11/15/2045	1,500,000	1,800,660
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.00	11/15/2042	3,000,000	3,676,890
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2041	2,500,000	2,795,400
TSASC, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2048	1,220,000	1,210,118
Utility Debt Securitization Authority, Revenue Bonds, Refunding	5.00	12/15/2035	8,000,000	9,724,320
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2029	250,000	299,703
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2027	270,000	324,613
Westchester Tobacco Asset Securitization Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2041	1,500,000	1,645,485
Western Nassau County Water Authority, Revenue Bonds, Ser. A	5.00	4/1/2040	1,000,000	1,166,260
				314,962,423
U.S. Related - 1.2%
Guam, Revenue Bonds, Refunding, Ser. A	5.50	11/1/2019	1,000,000	1,006,230
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2033	2,405,000	2,695,139
				3,701,369
Total Investments (cost $294,394,999)			99.5%	318,663,792
Cash and Receivables (Net)			0.5%	1,738,203
Net Assets			100.0%	320,401,995

a Security issued with a zero coupon. Income is recognized through the accretion of discount.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by

STATEMENT OF INVESTMENTS (Unaudited) (continued)

U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2019, these securities were valued at $19,442,363 or 6.07% of net assets.

d Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon New York AMT-Free Municipal Bond Fund

August 31, 2019 (Unaudited)

The following is a summary of the inputs used as of August 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Municipal Securities	-	318,663,792	-	318,663,792

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

NOTES

Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at August 31, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At August 31, 2019, accumulated net unrealized appreciation on investments was $24,268,793, consisting of $24,321,433 gross unrealized appreciation and $52,640 gross unrealized depreciation.

At August 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.